Property, Plant And Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment	Property, Plant And Equipment

(in millions)	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2020	$104	$7,441	$22,039	$411	$451	$30,446
Additions(1)	26	71	33	1	1,794	1,925
Transfers from construction in progress	—	116	677	28	(821)	—
Disposals	—	(46)	(371)	(5)	(1)	(423)
Effects of exchange rate changes	—	(6)	(28)	—	—	(34)
As of December 31, 2021	130	7,576	22,350	435	1,423	31,914
Additions(1)	—	67	27	—	3,564	3,658
Transfers from construction in progress	1	409	935	21	(1,366)	—
Disposals	(8)	(182)	(725)	(17)	(237)	(1,169)
Effect of exchange rate changes	(1)	(3)	(18)	—	—	(22)
As of December 31, 2022	$122	$7,867	$22,569	$439	$3,384	$34,381
Accumulated Depreciation and Impairment
As of December 31, 2020	$31	$3,866	$17,952	$364	$7	$22,220
Additions(1)	6	444	936	25	—	1,411
Disposals	—	(44)	(362)	(5)	—	(411)
Effects of exchange rate changes	—	—	(19)	—	—	(19)
As of December 31, 2021	$37	$4,266	$18,507	$384	$7	$23,201
Additions(1)	6	443	975	23	—	1,447
Disposals	(4)	(164)	(674)	(16)	—	(858)
Effect of exchange rate changes	—	(1)	(4)	—	—	(5)
As of December 31, 2022	$39	$4,544	$18,804	$391	$7	$23,785

Net book value as of December 31, 2021	$93	$3,310	$3,843	$51	$1,416	$8,713

Net book value as of December 31, 2022	$83	$3,323	$3,765	$48	$3,377	$10,596
(1)     The Company earned investment tax credits related to the Company’s construction of a wafer fabrication facility in Saratoga County, New York (which were netted against additions relating to Building and Leasehold Improvements and Equipment). These credits were generally earned based on when the related assets were placed in service. The Company recorded the investment tax credits as a reduction of property and equipment costs. As of December 31, 2022, and 2021, the investment tax credits included in property and equipment amounted to $179 million and $214 million, respectively.

The gross amount of assets recorded under right-of-use (“ROU”) leases, which are included in property, plant and equipment amounted to $888 million and $907 million as of December 31, 2022 and 2021, respectively. The net carrying value of ROU leases amounted to $282 million and $305 million as of December 31, 2022 and 2021, respectively. Amortization of ROU assets is included in depreciation expense. Depreciation expense for the years ended December 31, 2022, 2021 and 2020 for all ROU assets was $82 million, $81 million and $57 million respectively.
Depreciation expenses on property, plant and equipment are as follows:

(in millions)	2022	2021	2020
Cost of revenue	$1,377	$1,309	$2,087
Research and development expenses	40	73	121
Selling, general and administrative expenses	30	29	30
Total	$1,447	$1,411	$2,238